Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Regarding Grupo Financiero Galicia's Associates (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Assets	$ 1,055,279,177	$ 933,269,606
Liabilities	872,945,442	774,209,789
Shareholders' Equity	182,333,735	159,059,817	$ 129,526,580	$ 141,318,717
Net Income (Loss)	25,532,780	$ 32,427,485	$ (8,020,073)
Play Digital SA [member]
Disclosure of subsidiaries [line items]
Assets	882,481
Liabilities	85,374
Shareholders' Equity	797,107
Net Income (Loss)	$ (571,938)